Business Combinations (Summary of Financial Information Related to Acquired Operations) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Proforma [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	$ 160
EBIT	10
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Sales	80	$ 190
EBIT	$ 7	$ 12